Hennessy BP Midstream Fund
Hennessy BP Midstream Fund
Investment Objective
The Hennessy BP Midstream Fund seeks capital appreciation through distribution growth and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy BP Midstream Fund - USD ($)	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy BP Midstream Fund		Investor Class	Institutional Class
Management Fees		1.10%	1.10%
Distribution and Service (12b-1) Fees		0.15%	none
Other Expenses		0.61%	0.48%
Shareholder Servicing		0.10%	none
Franchise and Income Tax Expenses	[1]	0.03%	0.02%
Remaining Other Expenses		0.48%	0.46%
Total Annual Fund Operating Expenses		1.86%	1.58%
Expense Reimbursement	[2]	(0.08%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.78%	1.52%
[1]	Includes state franchise taxes and federal and state income tax expenses, including deferred tax expenses (benefits). The Fund accrues a deferred tax liability (or asset) for its future tax liability associated with the Fund's potential tax expense (benefit) if it were to recognize the unrealized gains (losses) in its portfolio. Such deferred tax expenses (benefits) may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments, and general market conditions, and any estimate of deferred income tax expense (benefit) cannot be reliably predicted from year to year. While the Fund's deferred income tax expense (benefit) for the prior fiscal year was zero, the Fund could accrue a deferred income tax expense (benefit) in the future that could significantly impact the Fund's annual fund operating expenses and subsequently its net asset value.
[2]	The Fund's investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Fund's investment manager, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed 1.75% and 2.00% of the average daily net assets of the Investor Class and Institutional Class shares of the Fund, respectively. The contractual arrangement will continue until October 25, 2020, at which time the contractual arrangement will automatically terminate (and it may not be terminated prior to that date). The Fund's investment manager may recoup reimbursed amounts for three years after the reimbursement occurred if total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy BP Midstream Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	181	577	998	2,173
Institutional Class	155	493	855	1,873

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During its most recent fiscal period (the 11 months ended October 31, 2018), the predecessor to the Fund, the BP Capital TwinLine MLP Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine MLP Fund”), had a portfolio turnover rate of 64% of the average value of its portfolio.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in midstream energy infrastructure companies. An issuer is considered to be a midstream energy infrastructure company if it owns and operates assets used in energy logistics, including, without limitation, assets used in transporting, storing, gathering, processing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, or electricity, or provides energy-related equipment and services. The Fund invests primarily in master limited partnerships (“MLPs”) and common stocks. MLPs are generally energy-related or natural resource-related companies. The Fund invests without regard to market capitalization.  In addition to the aforementioned principal strategies, the Fund may also invest in preferred stocks, warrants, options, equity like instruments, and debt instruments.

In selecting investments for the Fund, the Portfolio Managers combine a top-down deductive reasoning approach with a detailed bottom-up analysis of individual companies that have exposure to the trends identified. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

The Fund is non-diversified under the Investment Company Act and under Subchapter M of the Code. Accordingly, the Fund typically invests a greater portion of its assets, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. In addition, as a “C” corporation, the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of a shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares so a shareholder may be required to recognize a capital gain when the shareholder sells shares.

Dividend Distribution Risk: The Fund’s dividend distribution policy is intended to provide consistent distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the companies in which it invests, without offset for the expenses of the Fund. The amount of the Fund’s distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including returns of capital and any special cash payments received to offset distribution reductions resulting from restructurings. Furthermore, the Fund’s total distribution payment amount may be derived from net income, net profit from the sale of securities, or other capital sources (the latter of which represents a return of capital). A return of capital occurs when some or all of the money that a shareholder invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” Shareholders should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. For certain securities held by the Fund, such as MLP units, the percentages attributed to each category (net income, net profit from sale, and other capital sources) are estimated using historical information because the character of the amounts received from such entities is unknown until after the end of the calendar year.

Industry Concentration Risk: The Fund concentrates its investments in the energy industry, and its performance is therefore tied closely to, and affected by, industry developments. Energy companies may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets.

Liquidity Risk: MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the Fund would like. This may also adversely affect the Fund’s ability to remit dividend payments to shareholders.

MLP Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods when interest rates are rising, these investments may not provide attractive returns.

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Tax Risks: Tax risks associated with investments in the Fund include, but are not limited to, the following:

Fund Structure Risk. Unlike most open-end mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs. Fund income and losses will not be passed through to shareholders.

MLP Tax Risk. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes. This would require the MLP to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income, thereby reducing the amount of cash available for distribution by the MLP and potentially causing any distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund are taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders, including the Fund, regardless of whether the shareholders receive any cash payment from the MLP.

Tax Estimation/NAV Risk. In calculating the Fund’s net asset value, the Fund will account for its current taxes and deferred tax liability or asset balances. The Fund will accrue a deferred income tax liability balance, at the then-effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund from the companies in which it invests that are considered to be return of capital and for any net operating gains. Any deferred tax liability balance reduces the Fund’s net asset value. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s net asset value.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for the one-year period and five-year./since inception period compared with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Alerian MLP Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the Predecessor BP TwinLine MLP Fund pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine MLP Fund. The Predecessor BP TwinLine MLP Fund was managed by BP Capital Fund Advisors, LLC and had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY BP MIDSTREAM FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 20.27% for the quarter ended June 30, 2016, and the lowest quarterly return was -26.04% for the quarter ended September 30, 2015.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Average Annual Returns - Hennessy BP Midstream Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Investor Class	Hennessy BP Midstream Fund - Investor Returns before taxes	(21.20%)	[1]	(6.12%)	[1]	Dec. 31, 2013
Institutional Class	Hennessy BP Energy Fund - Institutional Returns before taxes	(20.96%)		(5.87%)		Dec. 31, 2013
After Taxes on Distributions | Investor Class	Hennessy BP Energy Fund - Investor Return after taxes on distributions	(21.20%)	[1]	(6.19%)	[1]
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Hennessy BP Energy Fund - Investor Return after taxes on distributions and sale of Fund shares	(12.55%)	[1]	(4.49%)	[1]
Alerian MLP Index (reflects no deduction for fees, expenses, or taxes)	Alerian MLP (reflects no deduction for fees, expenses, or taxes)	(12.42%)		(7.31%)		Dec. 31, 2013
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)		8.49%		Dec. 31, 2013
[1]	Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.

We use the Alerian MLP Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “returns after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.